Share-based Compensation - Summary of Activity of Restricted Shares (Detail) - $ / shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Opening balance		1,250,000
Number of Restricted Shares, Granted	1,300,000	1,320,700
Number of Restricted Shares, Vested	(50,000)	(5,000)
Number of Restricted Shares, Vested		(268,400)
Number of Restricted Shares, Ending balance	1,250,000	2,297,300
Weighted Average Grant Date Fair Value, Opening balance		$ 15.28
Weighted Average Grant Date Fair Value, Granted	$ 15.30	13.48
Weighted Average Grant Date Fair Value, Vested	15.70	10.66
Weighted Average Grant Date Fair Value, Forfeited	0	13.92
Weighted Average Grant Date Fair Value, Ending balance	$ 15.28	$ 14.37
Performance Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested Opening balance		950,000
Shares, Granted	950,000	783,700
Shares, Forfeited	0	(148,400)
Shares, Non-vested Ending balance	950,000	1,585,300
Weighted Average Grant Date Fair Value, Beginning balance		$ 15.70
Weighted Average Grant Date Fair Value, Granted	$ 15.70	15.49
Weighted Average Grant Date Fair Value, Forfeited	0	16.15
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70	$ 15.54
Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Vested		(5,000)
Weighted Average Grant Date Fair Value, Vested		$ 10.66
Shares, Non-vested Opening balance		200,000
Shares, Granted		77,000
Shares, Non-vested Ending balance	200,000	272,000
Weighted Average Grant Date Fair Value, Beginning balance		$ 15.70
Weighted Average Grant Date Fair Value, Granted		14.37
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70	$ 15.42
Market Condition Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested Opening balance		100,000
Shares, Granted	100,000	460,000
Shares, Forfeited	0	(120,000)
Shares, Non-vested Ending balance	100,000	440,000
Weighted Average Grant Date Fair Value, Beginning balance		$ 10.45
Weighted Average Grant Date Fair Value, Granted	$ 10.45	9.91
Weighted Average Grant Date Fair Value, Forfeited	0	11.17
Weighted Average Grant Date Fair Value, Ending balance	$ 10.45	$ 9.50